Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Chesapeake crude oil trucking assets [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]	We have recorded the fair value of the assets acquired as follows (in thousands):

Property, plant and equipment	$19,092
Customer contract intangible	17,010
Goodwill	7,892
Total assets acquired	$43,994

Barcas Field Services, LLC [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]	We have recorded fair values of the assets acquired as follows (in thousands

Property, plant and equipment	$13,865
Customer contract intangible	6,880
Goodwill	28,224
Total assets acquired	$48,969